Advances to suppliers	3 Months Ended
Mar. 31, 2026
Advances do Suppliers [Abstract]
Disclosure Advances To Suppliers Explanatory
14 ADVANCES TO SUPPLIERS

	03/31/2026	12/31/2025
Forestry development program	2,964,157	2,788,262
Advance to suppliers - others	73,267	76,818
	3,037,424	2,865,080

Current	73,267	76,818
Non-current	2,964,157	2,788,262
In the annual financial statements for the year ended December 31, 2025, the characteristics of the advances were disclosed, which did not change during the three-month period ended March 31, 2026.